Grading Indicators Related to Bank's Retail Loans and Wholesale Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 5,988,909.7	$ 92,350.2	₨ 4,992,834.4
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,939,948.4	29,914.4	1,534,268.7
Wholesale loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,893,736.5	29,201.8	1,517,064.5
Wholesale loans | Labeled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	15,936.2	245.7	1,644.5
Wholesale loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	30,275.7	466.9	15,559.7
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	4,048,961.3	62,435.8	3,458,565.7
Retail Loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	52,704.0		37,423.0
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	720,657.8	11,112.7	589,010.3
Retail Loans | Auto loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	6,105.6		4,494.5
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	841,806.8	12,980.8	626,152.2
Retail Loans | Personal loans/Credit card | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	6,467.4		4,441.6
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	913,720.2	14,089.7	791,857.3
Retail Loans | Retail Business Banking | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	21,060.1		15,486.0
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	460,365.2	7,098.9	369,992.4
Retail Loans | Commercial vehicle and construction equipment finance | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	6,086.6		5,150.7
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	383,866.9	5,919.3	318,692.0
Retail Loans | Housing loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,678.2		1,068.6
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	728,544.4	11,234.4	762,861.5
Retail Loans | Other Retail | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	11,306.1		6,781.6
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	5,905,930.0	$ 91,070.6	4,939,851.7
Performing | Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	3,996,257.3		3,421,142.7
Performing | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	714,552.2		584,515.8
Performing | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	835,339.4		621,710.6
Performing | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	892,660.1		776,371.3
Performing | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	454,278.6		364,841.7
Performing | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	382,188.7		317,623.4
Performing | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 717,238.3		₨ 756,079.9